Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Change in the Carrying Amount of Goodwill

The change in the carrying amount of goodwill is as follows:

RMB
Balance as of December 31, 2017	32,009,025
Less: Disposal of discontinued operations (Note 26)	(32,009,025)
Balance as of December 31, 2018	—
Add: Acquisition of Huanqiuyimeng	200,478,795
Balance as of December 31, 2019	200,478,795

Summary of Company's Intangible Assets

The following table summarizes the Company’s intangible assets, as of December 31, 2018 and 2019.

	December 31, 2018
	Gross carrying amount	Accumulated amortization /deduction	Impairment	Net carrying amount	Weighted average amortization period
	RMB	RMB	RMB	RMB	Years
Education assessment caseware (i)	9,251,887	(2,430,708)	—	6,821,179	5
Software platform of Project Shuang Chuang (ii)	10,844,339	(542,940)	—	10,301,399	5
Total intangible assets	20,096,226	(2,973,648)	—	17,122,578

	December 31, 2019
	Gross carrying amount	Accumulated amortization /deduction	Impairment	Net carrying amount	Weighted average amortization period
	RMB	RMB	RMB	RMB	Years
Trademark (iii)	79,000,000	(3,291,667)	—	75,708,333	10
Non-compete arrangements (iii)	56,000,000	(3,888,889)	—	52,111,111	6
Order backlogs (iii)	4,000,000	(1,190,476)	—	2,809,524	1.4
Education assessment caseware (i)	9,251,887	(4,281,085)	—	4,970,802	5
Software platform of Project Shuang Chuang (ii)	10,844,339	(2,716,145)	(8,128,194)	—	5
Total intangible assets	159,096,226	(15,368,262)	(8,128,194)	135,599,770
(i)

Education assessment caseware is the test content purchased for the Company’s strategic K-12 academic assessment business, which includes three subjects of Literature, Mathematics and English over six grades of junior and senior high school.

(ii)

Software platform of Project Shuang Chuang is the software platform purchased from a third party for providing vocational assessment and training services that focuses on the innovation related competencies of college students.

As of December 31, 2019, the Company conducted impairment test on intangible assets and identified that no cash inflows nor feasibility use is anticipated from the intangible assets and other non-current assets recorded relating to the software platform developed under Project Shuang Chuang. As a result, RMB 8,932,439 of impairment loss relating to intangible assets and other non-current assets for software platform of Project Shuang Chuang was recognized for the year ended December 31, 2019. No impairment loss was recognized for the nine months ended December 31, 2017 and for the year ended December 31, 2018.

(iii)	Trademark, Non-compete arrangements and Order backlogs were recorded as a result of Huanqiuyimeng Acquisition. See note 3 for details.

Summary of Total Amortization Expense Recognized

Total amortization expense recognized for nine months ended December 31, 2017, the years ended December 31, 2018 and 2019 is allocated to the following expense items:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	753,114	1,468,726	2,031,478
Sales and marketing	—	542,940	1,992,105
General and administrative	—	—	8,371,032
Total amortization expense	753,114	2,011,666	12,394,615

Schedule of Estimated Amortization Expense	As of December 31, 2019, the estimated amortization expense for the next five years is as follows:
December 31
RMB
2020	21,893,234
2021	19,083,711
2022	18,121,730
2023	17,614,984
2024	17,233,333